Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Definite-Lived Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 3,056,369	$ 3,124,002
Accumulated Amortization	(1,849,642)	(1,657,456)
Transit, street furniture and other outdoor contractual rights [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	716,723	777,521
Accumulated Amortization	(476,523)	(464,548)
Customer/advertiser relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,222,518	1,212,745
Accumulated Amortization	(765,596)	(645,988)
Talent contracts [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	319,384	319,617
Accumulated Amortization	(223,936)	(195,403)
Representation contracts [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	238,313	252,961
Accumulated Amortization	(206,338)	(200,058)
Permanent easements [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	171,271	173,753
Accumulated Amortization	0	0
Other [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	388,160	387,405
Accumulated Amortization	$ (177,249)	$ (151,459)